December 31, 2004	• Pacific Corinthian Variable Separate Account of Pacific Life Insurance Company

Annual
Report

Pacific Corinthian

TABLE OF CONTENTS

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2004

	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account	Account	Account	Account	Account
	I	II	IV	VII	IX	X	XI	XII	XIII	XIV

ASSETS
Investments:
Money Market Portfolio	$1,234,475
Equity Portfolio		$19,628,509
Inflation Managed Portfolio			$1,391,231
Main Street® Core Portfolio				$4,977,598
Multi-Strategy Portfolio					$4,645,383
Managed Bond Portfolio						$8,416,187
High Yield Bond Portfolio							$187,298
Equity Index Portfolio								$2,309,098
International Value Portfolio									$829,694
Growth LT Portfolio										$3,323,244
Receivables:
Fund shares redeemed	1,533	18,070	800	3,677	3,537	6,398	197	1,613	784	3,333

Total Assets	1,236,008	19,646,579	1,392,031	4,981,275	4,648,920	8,422,585	187,495	2,310,711	830,478	3,326,577

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	1,533	18,070	800	3,677	3,537	6,398	197	1,613	784	3,333
Other liabilities	2,606	41,970	2,873	10,386	9,633	1,721	268	4,743	1,588	7,003

Total Liabilities	4,139	60,040	3,673	14,063	13,170	8,119	465	6,356	2,372	10,336

NET ASSETS	$1,231,869	$19,586,539	$1,388,358	$4,967,212	$4,635,750	$8,414,466	$187,030	$2,304,355	$828,106	$3,316,241

Shares Owned in each Portfolio	122,399	1,080,129	112,332	245,553	283,815	745,643	26,188	80,236	55,991	171,773

Cost of Investments	$1,227,585	$14,564,495	$1,177,434	$3,475,254	$3,400,143	$7,889,084	$180,678	$1,957,034	$723,597	$2,966,651

See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004

	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account	Account	Account	Account	Account
	I	II	IV	VII	IX	X	XI	XII	XIII	XIV

INVESTMENT INCOME
Dividends	$12,940	$148,903	$94,347	$62,095	$77,458	$350,639	$10,874	$37,852	$11,996	$—
EXPENSES
Mortality and expense risk fees and operating expenses	15,922	244,068	16,383	59,256	54,642	106,713	1,865	26,299	8,902	38,959

Net Investment Income (Loss)	(2,982)	(95,165)	77,964	2,839	22,816	243,926	9,009	11,553	3,094	(38,959)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from security transactions	1,014	480,382	2,276	71,554	40,275	47,200	(16,422)	(3,627)	(7,488)	(92,696)
Change in net unrealized appreciation (depreciation) on investments	(1,078)	320,314	20,371	310,526	303,991	58,173	19,404	182,809	110,289	403,796

Net Gain (Loss) on Investments	(64)	800,696	22,647	382,080	344,266	105,373	2,982	179,182	102,801	311,100

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($3,046)	$705,531	$100,611	$384,919	$367,082	$349,299	$11,991	$190,735	$105,895	$272,141

See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

	Variable Account I		Variable Account II		Variable Account IV		Variable Account VII		Variable Account IX
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2004	2003	2004	2003	2004	2003	2004	2003	2004	2003

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($2,982)	($6,944)	($95,165)	($166,189)	$77,964	$65,634	$2,839	($9,935)	$22,816	$13,843
Net realized gain from security transactions	1,014	2,235	480,382	217,063	2,276	127	71,554	45,543	40,275	34,869
Change in net unrealized appreciation (depreciation) on investments	(1,078)	(2,433)	320,314	3,959,544	20,371	17,426	310,526	965,766	303,991	771,691

Net Increase (Decrease) in Net Assets Resulting from Operations	(3,046)	(7,142)	705,531	4,010,418	100,611	83,187	384,919	1,001,374	367,082	820,403

INCREASE (DECREASE) IN NET ASSETS FROM ACCOUNT TRANSACTIONS
Transfer of net premiums	562	38,050	67,208	36,332	—	—	3,750	250	1,000	7,826
Transfers between variable accounts, net	41,184	(311,048)	(418,764)	(227,051)	142,519	(42,410)	15,114	1,283	(21,252)	43,655
Transfers—policy charges and deductions	(1,516)	(5,778)	(361,257)	(219,701)	(93,237)	(773)	(61,799)	(94,120)	(18,902)	(159,276)
Transfers—surrenders	(203,591)	(84,294)	(1,309,313)	(1,047,166)	(27,233)	(20,067)	(240,008)	(283,080)	(133,644)	(192,245)
Transfers—other	3,916	1	33,129	(13,865)	98	(235)	8,266	(2,994)	1,062	(989)

Net Increase (Decrease) in Net Assets Derived from Account Transactions	(159,445)	(363,069)	(1,988,997)	(1,471,451)	22,147	(63,485)	(274,677)	(378,661)	(171,736)	(301,029)

NET INCREASE (DECREASE) IN NET ASSETS	(162,491)	(370,211)	(1,283,466)	2,538,967	122,758	19,702	110,242	622,713	195,346	519,374

NET ASSETS
Beginning of Year	1,394,360	1,764,571	20,870,005	18,331,038	1,265,600	1,245,898	4,856,970	4,234,257	4,440,404	3,921,030

End of Year	$1,231,869	$1,394,360	$19,586,539	$20,870,005	$1,388,358	$1,265,600	$4,967,212	$4,856,970	$4,635,750	$4,440,404

See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Account X		Variable Account XI		Variable Account XII		Variable Account XIII		Variable Account XIV
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2004	2003	2004	2003	2004	2003	2004	2003	2004	2003

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$243,926	$792,986	$9,009	$7,295	$11,553	$6,674	$3,094	$2,940	($38,959)	($36,058)
Net realized gain (loss) from security transactions	47,200	44,581	(16,422)	(546)	(3,627)	(55,472)	(7,488)	(17,556)	(92,696)	(295,540)
Change in net unrealized appreciation (depreciation) on investments	58,173	(376,506)	19,404	13,387	182,809	436,152	110,289	131,928	403,796	1,169,916

Net Increase in Net Assets
Resulting from Operations	349,299	461,061	11,991	20,136	190,735	387,354	105,895	117,312	272,141	838,318

INCREASE (DECREASE) IN NET ASSETS FROM ACCOUNT TRANSACTIONS
Transfer of net premiums	7,829	7,103	—	—	5,500	49,358	2,750	—	—	2,500
Transfers between variable accounts, net	(302,238)	(478,370)	(19,066)	91,209	246,391	220,419	114,661	104,302	(43,748)	(216,899)
Transfers—policy charges and deductions	(49,895)	(74,512)	(191)	(165)	(1,535)	(1,326)	(756)	(6,189)	(7,324)	(39,312)
Transfers—surrenders	(678,539)	(573,299)	(3,542)	(100)	(56,101)	(178,526)	(8,680)	(15,683)	(88,030)	(106,947)
Transfers—other	732	(225)	18	(51)	676	(926)	(232)	(292)	5,106	(3,231)

Net Increase (Decrease) in Net Assets
Derived from Account Transactions	(1,022,111)	(1,119,303)	(22,781)	90,893	194,931	88,999	107,743	82,138	(133,996)	(363,889)

NET INCREASE (DECREASE) IN NET ASSETS	(672,812)	(658,242)	(10,790)	111,029	385,666	476,353	213,638	199,450	138,145	474,429

NET ASSETS
Beginning of Year	9,087,278	9,745,520	197,820	86,791	1,918,689	1,442,336	614,468	415,018	3,178,096	2,703,667

End of Year	$8,414,466	$9,087,278	$187,030	$197,820	$2,304,355	$1,918,689	$828,106	$614,468	$3,316,241	$3,178,096

See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS

     Selected accumulation unit value (AUV), total units outstanding, total net assets, ratios of investment income and expenses to average daily net assets, and total returns for the years ended for each Variable Account were as follows:

				Ratios of	Ratios
	AUV	Number		Investment	of
For the	at	of	Total	Income to	Expenses to
Year	End	Units	Net	Average	Average	Total
Ended	of Year	Outstanding	Assets	Net Assets	Net Assets	Returns (1)

I
2004	$2.19	561,507	$1,231,869	1.00%	1.23%	0.08%
2003	2.19	636,082	1,394,360	0.81%	1.23%	(0.44%)
2002	2.20	801,386	1,764,571	1.41%	1.22%	0.18%
2001	2.20	992,530	2,181,554	3.87%	1.21%	2.62%

II
2004	$5.72	3,426,500	$19,586,539	0.75%	1.23%	4.04%
2003	5.49	3,798,463	20,870,005	0.37%	1.23%	22.81%
2002	4.47	4,097,487	18,331,037	0.37%	1.23%	(27.40%)
2001	6.16	4,578,403	28,214,637	6.33%	1.21%	(22.70%)

IV
2004	$3.10	447,831	$1,388,358	7.08%	1.23%	7.59%
2003	2.88	439,236	1,265,600	6.40%	1.23%	6.92%
2002	2.69	462,326	1,245,898	2.54%	1.23%	14.04%
2001	2.36	467,059	1,103,663	3.71%	1.20%	3.02%

VII
2004	$2.89	1,719,758	$4,967,212	1.29%	1.23%	8.41%
2003	2.66	1,823,039	4,856,970	1.00%	1.23%	25.41%
2002	2.12	1,993,087	4,234,257	0.71%	1.23%	(29.27%)
2001	3.00	2,336,761	7,019,274	1.88%	1.21%	(9.97%)

IX
2004	$3.00	1,543,586	$4,635,750	1.74%	1.23%	8.52%
2003	2.77	1,604,504	4,440,404	1.57%	1.23%	21.77%
2002	2.27	1,725,264	3,921,031	3.10%	1.23%	(14.13%)
2001	2.65	1,985,813	5,255,541	2.67%	1.21%	(2.34%)

X
2004	$1.91	4,405,366	$8,414,466	4.04%	1.23%	4.09%
2003	1.83	4,952,209	9,087,278	9.55%	1.23%	4.94%
2002	1.75	5,573,069	9,745,519	5.40%	1.23%	9.58%
2001	1.60	5,914,861	9,438,735	5.11%	1.21%	6.04%

XI
2004	$1.65	113,161	$187,030	7.17%	1.23%	8.12%
2003	1.53	129,408	197,820	7.55%	1.23%	18.82%
2002	1.29	67,462	86,791	8.70%	1.22%	(4.17%)
2001	1.34	85,823	115,223	9.90%	1.21%	0.13%

XII
2004	$2.65	870,362	$2,304,355	1.77%	1.23%	9.29%
2003	2.42	792,026	1,918,689	1.65%	1.23%	26.73%
2002	1.91	754,519	1,442,336	9.76%	1.23%	(23.29%)
2001	2.49	931,726	2,321,892	1.45%	1.21%	(13.21%)

XIII
2004	$1.51	546,956	$828,106	1.65%	1.23%	15.00%
2003	1.32	466,722	614,468	1.86%	1.23%	26.15%
2002	1.04	397,673	415,017	0.91%	1.22%	(14.96%)
2001	1.23	433,781	532,319	2.68%	1.21%	(22.81%)

XIV
2004	$2.79	1,189,847	$3,316,241	0.00%	1.23%	9.25%
2003	2.55	1,245,739	3,178,096	0.00%	1.23%	32.34%
2002	1.93	1,402,534	2,703,667	1.02%	1.23%	(29.84%)
2001	2.75	1,752,136	4,814,053	17.14%	1.21%	(30.40%)

(1)	Total returns reflect a deduction for mortality and expense risk (M&E) charges and operating expenses assessed through the daily accumulation unit value calculation. M&E charges are assessed at an annual rate of 1.19% of the average daily net assets of each Variable Account as discussed in Note 4 to Financial Statements. Total returns do not include deductions at the separate account or contract level for any premium loads, maintenance fees, premium tax charges, withdrawal and surrender charges, or other charges that may be incurred under a contract which, if incurred, would have resulted in lower returns.

See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

     Pacific Corinthian Variable Separate Account (the “Separate Account”) of Pacific Life Insurance Company (“Pacific Life”) operates as a unit investment trust under the Investment Company Act of 1940, as amended, and is divided into subaccounts (“Variable Accounts”). The assets in each Variable Account invest in shares of the corresponding portfolios of Pacific Select Fund (the “Fund”) as follows:

Portfolios

Variable Account I	Money Market Portfolio
Variable Account II	Equity Portfolio
Variable Account IV	Inflation Managed Portfolio
Variable Account VII	Main Street® Core Portfolio *
Variable Account IX	Multi-Strategy Portfolio
Variable Account X	Managed Bond Portfolio
Variable Account XI	High Yield Bond Portfolio
Variable Account XII	Equity Index Portfolio
Variable Account XIII	International Value Portfolio
Variable Account XIV	Growth LT Portfolio

* Formerly named Large-Cap Core Portfolio. Main Street is a registered trademark of OppenheimerFund, Inc.

     Each portfolio pursues different investment objectives and policies. The financial statements of the Fund, including the schedules of investments, are provided separately and should be read in conjunction with the Separate Account’s financial statements.

     The Separate Account held by Pacific Life represents funds from individual flexible premium deferred annuity and variable accumulation contracts (the “Contract”). The assets of the Separate Account are carried at market value.

     Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable annuities, are obligations of Pacific Life.

2. SIGNIFICANT ACCOUNTING POLICIES

     The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

     A. Valuation of Investments

     Investments in shares of the Fund are valued at the reported net asset values of the respective portfolios. Valuation of securities held by the Fund is discussed in the notes to its financial statements.

     B. Security Transactions and Investment Income

     Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date.

     C. Federal Income Taxes

     The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account.

3. DIVIDENDS

     During 2004, the Fund declared dividends for each of the portfolios in which the Separate Account invested, except for the Growth LT Portfolio. The amounts distributed to the Separate Account for its share of the dividends were reinvested in additional full and fractional shares of the related portfolio.

4. CONTRACT CHARGES

     A contingent deferred sales charge may be deducted upon partial or complete withdrawal or upon annuitization of a Contract.

     An annual contract maintenance charge of $30 is imposed on all Contracts on December 31 of each year. The charge covers the cost of Contract administration and is apportioned equally among the Variable Accounts to which the Contract Value is allocated.

     Mortality and expense risks assumed by Pacific Life are compensated for by a charge equivalent to an annual rate of 1.19% of the value of each Variable Account’s net assets of which approximately 1.00% is for assuming mortality risks and 0.19% is for assuming expense risks.

     In addition, the Separate Account bears certain of its operating expenses, subject to Pacific Life’s guarantee that such expenses will not exceed 0.25% of each Variable Account’s average daily net assets annually. For the year ended December 31, 2004, the operating expenses for each of the Variable Accounts were below the 0.25% expense cap. Pacific Life further guarantees that the ordinary operating expenses of a Variable Account together with the operating expenses incurred by its underlying Fund Portfolio, exclusive of advisory and management fees, interest, taxes, brokerage commissions, transaction costs or extraordinary expenses, will not exceed 0.60% of average daily net assets annually after consideration for any adjustment by the Fund’s Investment Adviser for Fund expenses in excess of state expense limitations, except that additional custodial costs associated with holding foreign securities and foreign taxes on dividends, interests and gains will also be excluded with respect to the underlying International Value Portfolio of the Fund. For the year ended December 31, 2004, the combined operating expenses for each of the Variable Accounts were below the 0.60% expense cap.

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)

5. SEPARATE ACCOUNT’S COST OF INVESTMENTS IN THE FUND SHARES

     The cost of investments in the Fund shares are determined on an identified cost basis, which represents the amount available for investment (including reinvested distributions of net investment income and realized gains) in such shares after deduction of mortality and expense risk fees and operating expenses (M&E). A reconciliation of total cost and market value of the Separate Account’s investments in the Fund as of December 31, 2004 were as follows:

	Variable Accounts
	I	II	IV	VII	IX

Total cost of investments at beginning of year	$1,392,914	$16,200,805	$1,075,146	$3,683,799	$3,509,838
Add: Total net proceeds from policy and M&E transactions	87,728	151,633	230,947	91,144	70,074
Reinvested distributions from the Fund	12,940	148,903	94,347	62,095	77,458

Sub-Total	1,493,582	16,501,341	1,400,440	3,837,038	3,657,370
Less: Cost of investments disposed during the year	265,997	1,936,846	223,006	361,784	257,227

Total cost of investments at end of year	1,227,585	14,564,495	1,177,434	3,475,254	3,400,143
Add: Unrealized appreciation	6,890	5,064,014	213,797	1,502,344	1,245,240

Total market value of investments at end of year	$1,234,475	$19,628,509	$1,391,231	$4,977,598	$4,645,383

	X	XI	XII	XIII	XIV

Total cost of investments at beginning of year	$8,620,046	$210,890	$1,754,853	$620,015	$3,237,418
Add: Total net proceeds from policy and M&E transactions	21,414	63,094	360,645	178,516	151,990
Reinvested distributions from the Fund	350,639	10,874	37,852	11,996	—

Sub-Total	8,992,099	284,858	2,153,350	810,527	3,389,408
Less: Cost of investments disposed during the year	1,103,015	104,180	196,316	86,930	422,757

Total cost of investments at end of year	7,889,084	180,678	1,957,034	723,597	2,966,651
Add: Unrealized appreciation	527,103	6,620	352,064	106,097	356,593

Total market value of investments at end of year	$8,416,187	$187,298	$2,309,098	$829,694	$3,323,244

6. RELATED PARTY AGREEMENT

     Pacific Select Distributors, Inc., a wholly-owned subsidiary of Pacific Life, serves as principal underwriter of variable life insurance policies funded by interests in the Separate Account, without remuneration from the Separate Account.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors
Pacific Life Insurance Company:

     We have audited the accompanying statements of assets and liabilities of Pacific Corinthian Variable Separate Account (the “Separate Account”) (comprised of Variable Accounts I, II, IV, VII, IX, X, XI, XII, XIII, and XIV, collectively, the “Variable Accounts”) as of December 31, 2004, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statements presentation. Our procedures included confirmation of securities owned as of December 31, 2004. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Pacific Corinthian Variable Separate Account as of December 31, 2004, the results of their operations, the changes in their net assets, and the related financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Costa Mesa, California
February 22, 2005

Annual Report
as of December 31, 2004

•	Pacific Corinthian Variable Separate Account of Pacific Life Insurance Company

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626

Counsel
Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006-2401

Pacific Life Insurance Company
P.O. Box 7187
Pasadena, California 91109-7187

ADDRESS SERVICE REQUESTED

Form No.	1001-5A